Regulatory Matters - Regulatory Proceedings (Details) - USD ($) $ in Thousands							1 Months Ended
	Feb. 03, 2023	Dec. 29, 2022	Dec. 22, 2022	Mar. 18, 2022	Jan. 19, 2022	Nov. 22, 2021	Jun. 30, 2022	May 31, 2022	Jan. 31, 2022
BELCO
Regulatory Liabilities [Line Items]
Revenue allowance, 2022				$ 224,056
Approved revenue increase (decrease)				22,800
Revenue allowance, 2023				$ 226,160
Weighted average cost of capital (percent)				7.16%
Approved equity capital structure, (percent)				62.00%
Approved return on equity, (percent)				8.92%
Empire Electric System - Missouri
Regulatory Liabilities [Line Items]
First requested increase					$ 35,516
Second requested increase					4,000
Qualified extraordinary costs					$ 290,383
Empire Electric System - Kansas
Regulatory Liabilities [Line Items]
Requested increase								$ 636
Empire District Gas Company
Regulatory Liabilities [Line Items]
Requested increase							$ 1,000
Empire Electric - Oklahoma
Regulatory Liabilities [Line Items]
Requested increase		$ 5,100
New Brunswick Gas - Canada
Regulatory Liabilities [Line Items]
Approved equity capital structure, (percent)						45.00%
Approved return on equity, (percent)			9.80%			8.50%
Annual revenue increase (decrease)			$ 1,265						$ 1,041
Apple Valley Ranchos Water System | Subsequent Event
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)	$ (1,412)
Park Water System | Subsequent Event
Regulatory Liabilities [Line Items]
Annual revenue increase (decrease)	$ 1,105